Aging of Past Due Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912	$ 6,140
% of total	100.00%	100.00%	100.00%
Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895	1,898
% of total	33.00%	32.00%	31.00%
Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603	1,707
% of total	27.00%	27.00%	28.00%
Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580	1,590
% of total	27.00%	27.00%	26.00%
Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	542	552	641
% of total	9.00%	9.00%	10.00%
Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	230	282	304
% of total	4.00%	5.00%	5.00%
31-60 days past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	68	115
% of total	0.00%	1.00%	2.00%
31-60 days past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	7	0	107
31-60 days past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	6	0	3
31-60 days past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	2	4
31-60 days past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
31-60 days past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	66	1
61-90 days past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	7	3	3
% of total	0.00%	0.00%	0.00%
61-90 days past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5	3	0
61-90 days past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	2	0	0
61-90 days past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	3
61-90 days past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
61-90 days past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Greater than 90 days past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4	15
% of total	0.00%	0.00%	0.00%
Greater than 90 days past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Greater than 90 days past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Greater than 90 days past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	15
Greater than 90 days past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4	0
Greater than 90 days past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Total past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	26	75	133
% of total	0.00%	1.00%	2.00%
Total past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	12	3	107
Total past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	8	0	3
Total past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	2	22
Total past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4	0
Total past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	66	1
Current
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5,878	5,837	6,007
% of total	100.00%	99.00%	98.00%
Current | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,941	1,892	1,791
Current | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,576	1,603	1,704
Current | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,594	1,578	1,568
Current | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	538	548	641
Current | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 229	$ 216	$ 303